Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2024	2023	2022
	(EUR’000)
Revenue
Commercial products	225,728	178,663	35,659
Rendering of services	11,794	21,659	4,434
Clinical supply	3,776	319	8,534
Licenses	122,343	66,077	2,547
Total revenue	363,641	266,718	51,174
Attributable to
Commercial customers	225,728	178,663	35,659
Collaboration partners and license agreements	137,913	88,055	15,515
Total revenue	363,641	266,718	51,174
Specified by timing of recognition
Recognized over time	11,794	21,659	4,434
Recognized at a point in time	351,847	245,059	46,740
Total revenue	363,641	266,718	51,174
Specified per geographical area
Europe (1)	123,336	869	552
North America	233,220	191,677	44,156
Rest of world	7,085	74,172	6,466
Total revenue	363,641	266,718	51,174
(1)
For the year ended December 31, 2024, Denmark, the country of domicile, contributed with €95.4 million of revenue.

Schedule of Revenue Attributable to Commercial Customers by Product

Revenue attributable to commercial customers by product were as follows:

	2024	2023	2022
	(EUR’000)
Revenue from commercial products
SKYTROFA®	197,001	178,663	35,659
YORVIPATH®	28,727	—	—
Total revenue from commercial products	225,728	178,663	35,659